Supplemental Disclosures of Cash Flow Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental disclosures of non-cash investing and financing activities
Cash and cash equivalents	$ 68,986	$ 161,405	$ 196,804
Landsea Homes [Member]
Supplemental disclosures of cash flow information
Interest paid, net of amounts capitalized	15,000	0	111,000
Income taxes paid	7,309,000	14,152,000	3,945,000
Supplemental disclosures of non-cash investing and financing activities
Distribution of real estate joint venture to Landsea Holdings, net of cash provided	27,294,000	0	0
Amortization of deferred financing costs	3,753,000	3,524,000	1,878,000
Business acquisition holdback	2,000,000	0	0
Right-of-use assets obtained in exchange for operating lease liabilities for new or modified operating leases	1,053,000	3,208,000	0
Amortization of prepaid interest	0	2,994,000	1,097,000
Note payable assumed through acquisition of real estate inventories	0	0	40,000,000
Contribution of capitalizable costs to unconsolidated joint ventures	0	0	9,295,000
Cash and cash equivalents	105,778,000	154,043,000	99,865,000
Restricted cash	4,270,000	2,335,000	19,724,000
Total cash, cash equivalents, and restricted cash shown in the consolidated statements of cash flows	$ 110,048,000	$ 156,378,000	$ 119,589,000	$ 29,066,000